Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the period	¥ 642,786	¥ 640,394
Provision/(reversal) of allowance for credit losses	(10,776)	946
Receivables written off for the period	(482)	(9,103)
Balance at the end of the period	¥ 631,528	¥ 632,237